Key Sources of Estimation Uncertainty (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Key Sources of Estimation Uncertainty [Line Items]
Intangible assets, useful lives	5 years
Property, plant and equipment, useful lives	5 years
Impairment of non-financial assets [Member]
Key Sources of Estimation Uncertainty [Line Items]
Recognized impairment losses